Shareholder Report, Average Annual Return (Details) ITGS_MassMutual Short-Duration Bond Fund_Class R3_TSR Annual {Class R3}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 - without sales charge
Average Annual Return, Percent	5.05%	1.99%	1.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent	4.14%	1.78%	1.92%